Derivative Financial Liability (Details) - Schedule of private warrants - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of private warrants [Abstract]
Fair value of Warrants at the beginning of the period / Initial recognition of Warrants at the close of the Business Combination - now reclassified from equity to a liability	$ 13,628	$ 9,210
Change in fair value for the period / year	3,795	4,418
Fair value of Warrants at the end of the period / year	$ 17,423	$ 13,628